Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SMALLCAP WORLD FUND, INC.
Entity Central Index Key	0000858744
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Dec. 01, 2024